UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 185.4%
Equity Investments(1) — 185.4%
Midstream MLP(2) — 144.8%
Antero Midstream Partners LP	1,516	$39,419
Arc Logistics Partners LP	1,006	18,612
Buckeye Partners, L.P.	2,932	227,939
Columbia Pipeline Partners LP(3)	735	20,352
CONE Midstream Partners LP	384	8,407
Crestwood Midstream Partners LP	10,557	158,139
DCP Midstream Partners, LP	6,635	264,073
Enable Midstream Partners, LP	703	12,645
Enbridge Energy Management, L.L.C.(4)	1,902	70,892
Enbridge Energy Partners, L.P.	4,954	194,154
Energy Transfer Partners, L.P.(5)(6)	7,123	423,688
EnLink Midstream Partners, LP	5,311	142,650
Enterprise Products Partners L.P.(5)	19,948	665,056
EQT Midstream Partners, LP	170	14,175
Global Partners LP	2,068	82,192
Holly Energy Partners, L.P.	757	25,182
Magellan Midstream Partners, L.P.	2,577	211,800
MarkWest Energy Partners, L.P.(7)	5,989	388,953
Midcoast Energy Partners, L.P.	2,140	32,842
ONEOK Partners, L.P.	6,344	265,122
PBF Logistics LP	487	11,914
Phillips 66 Partners LP	203	14,429
Plains All American Pipeline, L.P.(7)	7,193	358,861
QEP Midstream Partners, LP	1,433	23,354
Regency Energy Partners LP(6)	15,522	378,579
Shell Midstream Partners, L.P.	1,211	47,282
Southcross Energy Partners, L.P.	151	1,915
Sprague Resources LP	1,417	34,515
Summit Midstream Partners, LP	1,516	54,671
Sunoco Logistics Partners L.P.	2,263	100,077
Tallgrass Energy Partners, LP	1,221	58,393
Targa Resources Partners LP	2,845	124,671
USD Partners LP	1,435	18,956
Western Gas Partners, LP	3,315	230,641
Williams Partners L.P.	11,062	565,728

		5,290,278

Midstream Company — 21.1%
Kinder Morgan, Inc.	16,739	686,468
ONEOK, Inc.	416	18,429
Targa Resources Corp.	315	31,341
The Williams Companies, Inc.	708	34,720

		770,958

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
General Partner MLP — 9.0%
Alliance Holdings GP L.P.	1,031	$54,197
Crestwood Equity Partners LP	2,098	13,298
Energy Transfer Equity, L.P.	761	48,573
Plains GP Holdings, L.P.(7)	205	5,871
Plains GP Holdings, L.P.(7)(8)	6,402	183,355
Western Gas Equity Partners, LP	350	21,901

		327,195

Shipping MLP — 4.2%
Capital Product Partners L.P.	1,244	11,574
Capital Products Partners L.P. — Class B Units(9)(10)	3,030	30,939
Dynagas LNG Partners LP	968	19,344
Golar LNG Partners LP	1,447	37,785
Höegh LNG Partners LP	226	5,077
KNOT Offshore Partners LP	362	8,128
Teekay Offshore Partners L.P.	1,911	41,927

		154,774

Upstream MLP & Income Trust — 1.0%
Enduro Royalty Trust	86	418
EV Energy Partners, L.P.	516	7,817
Legacy Reserves LP	1,168	13,431
Mid-Con Energy Partners, LP	2,572	15,792

		37,458

Other — 5.3%
Clearwater Trust(7)(9)(11)	N/A	190
CSI Compressco LP	1,034	17,745
Exterran Partners, L.P.	2,498	58,512
Foresight Energy LP	1,864	31,414
Natural Resource Partners L.P.	89	705
Seadrill Partners LLC	388	5,934
SunCoke Energy Partners, L.P.	2,006	50,969
USA Compression Partners, LP	1,359	26,524

		191,993

Total Long-Term Investments (Cost — $4,051,725)		6,772,656

Debt		(1,435,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(524,000)
Current Tax Liability		(162)
Deferred Tax Liability		(1,206,509)
Other Assets in Excess of Other Liabilities		45,771

Net Assets Applicable to Common Stockholders		$3,652,756

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015

(amounts in 000’s)

(UNAUDITED)

(3)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.

(4)	Dividends are paid-in-kind.

(5)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(6)	On January 26, 2015, Regency Energy Partners LP entered into a definitive merger agreement with Energy Transfer Partners, L.P. The merger is expected to close in the second quarter of 2015.

(7)	The Company believes that it is an affiliate of Clearwater Trust, MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”).

(8)	The Company holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.

(9)	Fair valued security, restricted from public sale.

(10)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(11)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale. At February 28, 2015, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments
Plains GP Holdings, L.P.(1)
Partnership Interests	(2)	(3)	6,402	$20,807	$183,355	$28.64	5.0%	2.7%
Level 3 Investments(4)
Capital Products Partners L.P.
Class B Units	(2)	(5)	3,030	$22,158	$30,939	$10.21	0.9%	0.4%
Clearwater Trust
Trust Interest	(6)	(7)	N/A	2,771	190	N/A	—	—

Total				$24,929	$31,129		0.9%	0.4%

Total of all restricted securities				$45,736	$214,484		5.9%	3.1%

(1)	The Company values its investment in Plains AAP, L.P. (“PAA GP”) on an “as exchanged” basis based on the public market value of Plains GP Holdings, L.P. (“Plains GP”).

(2)	Security was acquired at various dates in prior fiscal years.

(3)	The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. Upon exchange, the shares of Plains GP will be free of any restriction.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company holds an interest in the Clearwater Trust consisting primarily of a coal royalty interest.

(7)	Unregistered security of a private trust.

At February 28, 2015, the cost basis of investments for federal income tax purposes was $3,206,656. At February 28, 2015, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,639,916
Gross unrealized depreciation	(73,916)

Net unrealized appreciation	$3,566,000

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 28, 2015, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$6,772,656	$6,558,172	$183,355	$31,129

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2015. For the three months ended February 28, 2015, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2015.

Equity Investments
Balance — November 30, 2014	$191,621
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	(164,453)
Realized gains (losses)	—
Unrealized gains, net	3,961

Balance — February 28, 2015	$31,129

The $3,961 of net unrealized gains relate to investments that are still held at February 28, 2015.

The transfer out of $164,453 relates to the Company’s investment in Plains AAP. L.P. (“PAA GP”) that became marketable during the first quarter of fiscal 2015 when its 15-month lock-up expired.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2015, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs(1)	88.6%
Midstream Energy Companies	98.6%
Largest single issuer	10.1%
Restricted securities	3.2%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 21, 2015 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 28, 2015

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: April 28, 2015